Related Party Transactions - Significant transactions with associates of the Group and of CMCC Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Prepayments and other current assets	¥ 27,002	¥ 24,552
Bank deposits	291,887	279,371
Telecommunications services revenue	670,907	668,351	¥ 623,422
Interest and other income	15,885	15,883	16,005
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	240	313
Interest receivable	829	997
Other receivables	12,518	12,565
Prepayments and other current assets	160	51
Available-for-sale financial assets		31,778
Financial assets at FVPL	41,128
Bank deposits	44,955	62,969
Accounts payable	3,252	4,479
Accrued expenses and other payables	7,301	5,429
Telecommunications services revenue	604	828	637
Telecommunications services charges			422
Property leasing and management services revenue	40	99	1
Charges for use of tower assets	37,837	36,335	28,144
Interest and other income	4,083	4,807	4,140
Dividend income	¥ 691	¥ 847	¥ 1,944